UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY INTERNATIONAL FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.3%
Australia - 3.2%
165,843	Australia & New Zealand Banking Group Ltd.	$3,126,024
35,414	National Australia Bank Ltd.	908,269

	Total Australia	4,034,293

Denmark - 0.4%
8,500	TDC A/S	539,911

Finland - 3.3%
73,720	Nokia Oyj	1,348,803
106,058	Stora Enso Oyj, Class R Shares	1,471,145
70,317	UPM-Kymmene Oyj	1,436,993

	Total Finland	4,256,941

France - 12.1%
16,993	Accor SA	1,019,079
31,257	BNP Paribas SA	2,789,138
87,181	Credit Agricole SA	3,078,893
11,690	European Aeronautic Defence & Space Co.	458,322
62,364	France Telecom SA	1,419,275
20,840	Peugeot SA	1,238,131
12,323	Pinault Printemps Redoute SA	1,438,183
4,913	Schneider Electric SA	513,655
12,513	Total SA	3,456,180

	Total France	15,410,856

Germany - 9.0%
21,850	Altana AG	1,221,104
34,931	Bayer AG	1,459,544
38,367	DaimlerChrysler AG	2,204,338
14,603	Deutsche Bank AG	1,568,999
69,381	Epcos AG*	1,058,549
35,448	Metro AG	1,801,335
30,764	Schering AG	2,105,609

	Total Germany	11,419,478

Hong Kong - 0.8%
193,000	Henderson Land Development Co., Ltd.	981,546

Italy - 6.2%
126,276	Eni SpA	3,819,423
41,026	Fondiaria sai SpA	1,521,198
49,182	Indesit Co. SpA	547,084
122,077	SanPaolo IMI SpA	1,987,197

	Total Italy	7,874,902

Japan - 25.3%
43,000	Bridgestone Corp.	877,401
22,000	Canon Inc.	1,332,592
29,000	Daiichi Sankyo Co., Ltd.*	602,900
97	East Japan Railway Co.	676,349
32,700	Fuji Photo Film Co., Ltd.	1,124,644
108,000	Fujitsu Ltd.	955,401
20,700	Honda Motor Co., Ltd.	1,179,467
89,000	Itochu Corp	758,386
58,000	JTEKT Corp.	1,109,039
63,000	Kao Corp.	1,821,791
284,000	Mitsubishi Electric Corp.	2,320,400
270,000	Mitsui Sumitomo Insurance Co., Ltd.	3,326,346
9,700	Nintendo Co., Ltd.	1,335,270
124,000	Nippon Steel Corp.	460,418
321	NTT DoCoMo Inc.	521,795
3,300	Obic Co., Ltd.	773,298

See Notes to Schedule of Investments.

1

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Japan (continued)
41,200	Pioneer Corp.	$582,655
89,000	Ricoh Co., Ltd.	1,534,286
162,000	Sumitomo Chemical Co., Ltd.	1,252,924
155,000	Sumitomo Corp.	2,128,374
39,000	Takeda Pharmaceutical Co., Ltd.	2,215,511
16,850	Takefuji Corp.	1,017,761
24,000	THK Co., Ltd.	761,774
48,000	Toppan Printing Co., Ltd.	651,307
41,100	Toyota Motor Corp.	2,137,896
199	West Japan Railway Co.	822,321

	Total Japan	32,280,306

Luxembourg - 1.6%
58,848	Arcelor	2,067,551

Netherlands - 3.9%
13,386	ING Groep NV, CVA	477,949
93,073	Koninklijke KPN NV	899,534
82,271	TNT NV	2,702,456
13,143	Unilever NV, CVA	922,727

	Total Netherlands	5,002,666

Norway - 0.5%
68,600	Telenor ASA	687,958

Spain - 0.8%
36,084	Endesa SA	1,039,656

Switzerland - 8.9%
41,628	Clariant AG*	628,458
57,271	Credit Suisse Group	3,344,243
6,603	Nestle SA	1,936,894
5,956	Swiss Life Holding*	1,085,535
25,507	Swiss Reinsurance	1,896,465
11,076	Zurich Financial Services AG*	2,425,907

	Total Switzerland	11,317,502

United Kingdom - 24.3%
45,830	AstraZeneca PLC	2,222,906
194,573	Barclays PLC	2,083,724
289,063	BP PLC	3,481,948
69,198	British American Tobacco PLC	1,562,260
7,539	Burberry Group PLC	57,899
138,807	Diageo PLC	2,069,000
74,435	FirstGroup PLC	536,843
196,465	GKN PLC	1,039,740
63,799	GlaxoSmithKline PLC	1,634,767
21,260	GUS PLC	391,333
114,182	HBOS PLC	2,011,210
303,425	International Power PLC	1,466,575
128,581	National Grid PLC	1,318,576
439,678	Rentokil Initial PLC	1,267,250
89,285	Royal Bank of Scotland Group PLC	2,768,285
144,207	Sage Group PLC	684,162
570,406	Signet Group PLC	1,034,193
148,055	United Utilities PLC	1,786,055
1,712,743	Vodafone Group PLC	3,601,284

	Total United Kingdom	31,018,010

	TOTAL INVESTMENTS - 100.3% (Cost - $95,569,003#)	127,931,576
	Liabilities in Excess of Other Assets - (0.3)%	(372,066)

	TOTAL NET ASSETS - 100.0%	$127,559,510

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Smith Barney International Fund

Schedule of Investments (unaudited) (continued)	January 31, 2006

Abbreviation used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)

Summary of Investments by Industry*
Financials	28.4%
Consumer Discretionary	11.6%
Industrials	11.5%
Energy	8.4%
Consumer Staples	7.9%
Health Care	7.8%
Information Technology	7.1%
Materials	6.9%
Telecommunication Services	6.0%
Utilities	4.4%

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney International Fund (the “Fund”) is a separate investment fund of Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,211,873
Gross unrealized depreciation	(849,300)

Net unrealized appreciation	$32,362,573

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: April 3, 2006